UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (30.1%)
	Consumer Discretionary (6.4%)
600,000	Altice, SA* 7.750%, 05/15/22	$620,625
1,046,000	Century Communities, Inc.*µ 6.875%, 05/15/22	1,021,158
800,000	Chrysler Group, LLCµ 8.000%, 06/15/19	845,000
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	622,720
4,180,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,464,762
1,520,000	DISH DBS Corp.µ 5.875%, 07/15/22	1,535,200
1,480,000	5.125%, 05/01/20	1,510,525
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	933,188
500,000	GameStop Corp.*^ 5.500%, 10/01/19	509,688
959,000	Golden Nugget Escrow, Inc.*µ^ 8.500%, 12/01/21 Goodyear Tire & Rubber Companyµ	957,801
4,714,000	8.250%, 08/15/20	5,038,087
1,000,000	7.000%, 05/15/22	1,082,500
2,000,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	2,206,250
	L Brands, Inc.
1,730,000	6.950%, 03/01/33µ	1,870,562
165,000	5.625%, 02/15/22	179,231
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,232,500
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,441,331
800,000	7.150%, 04/15/20	854,500
	Neiman Marcus Group Ltd., LLC*
210,000	8.750%, 10/15/21	220,369
170,000	8.000%, 10/15/21µ^	176,481
800,000	Numericable Group, SA* 6.000%, 05/15/22	819,000
862,000	Outerwall, Inc.µ 6.000%, 03/15/19	841,528
1,710,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	1,956,881
960,000	Ryland Group, Inc.µ 5.375%, 10/01/22	934,800
1,000,000	Service Corp. Internationalµ 8.000%, 11/15/21	1,168,750

PRINCIPAL AMOUNT		VALUE

1,000,000	Time, Inc.*µ 5.750%, 04/15/22	$968,750

		35,012,187

	Consumer Staples (0.2%)
330,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	287,100
836,000	Post Holdings, Inc.µ 7.375%, 02/15/22	853,243

		1,140,343

	Energy (6.1%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,610,610
	Berry Petroleum Company, LLC
1,500,000	6.375%, 09/15/22µ	1,065,000
350,000	6.750%, 11/01/20	255,500
400,000	Bill Barrett Corp. 7.000%, 10/15/22	333,250
830,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	745,962
2,500,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,142,187
	Calumet Specialty Products Partners, LPµ
1,000,000	7.625%, 01/15/22	908,750
464,000	6.500%, 04/15/21*	401,940
	Carrizo Oil & Gas, Inc.µ
2,500,000	8.625%, 10/15/18	2,506,250
750,000	7.500%, 09/15/20	736,406
1,828,000	Cimarex Energy Companyµ 5.875%, 05/01/22	1,909,117
1,200,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	950,250
900,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	934,875
3,000,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	2,321,250
513,000	Gulfport Energy Corp.*^ 7.750%, 11/01/20	506,588
	Linn Energy, LLCµ
3,000,000	7.750%, 02/01/21	2,285,625
650,000	6.250%, 11/01/19‡	498,469
	Oasis Petroleum, Inc.µ
1,940,000	6.500%, 11/01/21	1,778,737
1,250,000	6.875%, 01/15/23	1,149,219
1,410,000	Pacific Drilling, SA* 5.375%, 06/01/20	1,057,500
800,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	679,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

327,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	$228,696
523,000	Rice Energy, Inc.^ 6.250%, 05/01/22	506,003
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,150,000
750,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	703,125
4,150,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	2,671,562
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	684,688

		33,720,559

	Financials (1.5%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	3,022,366
520,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	541,775
360,000	First Cash Financial Services, Inc.~ 6.750%, 04/01/21	372,825
	Jefferies Finance, LLC*µ
1,200,000	7.375%, 04/01/20	1,113,000
694,000	6.875%, 04/15/22	626,335
2,600,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,758,587

		8,434,888

	Health Care (3.4%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	2,038,750
1,810,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,929,912
1,055,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	919,828
2,000,000	Endo International, PLC*µ 7.000%, 07/15/19	2,100,000
1,500,000	Grifols Worldwide Operations, Ltd.* 5.250%, 04/01/22	1,525,313
2,520,000	Hologic, Inc.µ 6.250%, 08/01/20	2,630,250
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,165,000
	Valeant Pharmaceuticals International, Inc.*µ
1,400,000	7.250%, 07/15/22	1,501,500
1,300,000	7.000%, 10/01/20	1,373,125
600,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	638,250

		18,821,928

PRINCIPAL AMOUNT		VALUE

	Industrials (4.4%)
1,935,000	ACCO Brands Corp.µ 6.750%, 04/30/20	$2,064,403
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust*~ 5.000%, 10/01/21	1,490,125
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,352,000
688,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	722,830
750,000	Garda World Security Corp.* 7.250%, 11/15/21	735,469
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,459,237
	Icahn Enterprises, LPµ
1,286,000	5.875%, 02/01/22	1,316,543
720,000	6.000%, 08/01/20	758,250
175,000	4.875%, 03/15/19	178,281
980,000	Meritor, Inc.µ 6.750%, 06/15/21	1,020,425
	Michael Baker International, LLC*µ
975,000	8.250%, 10/15/18	967,078
494,000	8.875%, 04/15/19	447,379
1,800,000	Navistar International Corp.µ 8.250%, 11/01/21	1,759,500
3,000,000	Rexel, SA*µ 6.125%, 12/15/19	3,150,000
1,020,000	Terex Corp.µ 6.000%, 05/15/21	1,035,300
1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,496,250
4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	4,410,000

		24,363,070

	Information Technology (2.7%)
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22	1,888,125
707,000	6.625%, 06/01/21~	720,256
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,312,375
825,000	Cardtronics, Inc.*~ 5.125%, 08/01/22	810,562
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,188,750
1,000,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	1,009,375
500,000	NXP Semiconductors, NV* 5.750%, 02/15/21	527,813
1,210,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,219,075

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	$3,131,250

		14,807,581

	Materials (2.8%)
1,800,000	ArcelorMittal, SA 5.750%, 08/05/20	1,859,625
	First Quantum Minerals, Ltd.*
517,000	7.000%, 02/15/21	431,695
517,000	6.750%, 02/15/20^	439,450
3,500,000	FMG Resources*^ 8.250%, 11/01/19	3,115,000
1,950,000	INEOS Group Holdings, SA*µ^ 6.125%, 08/15/18	1,878,094
	New Gold, Inc.*µ
3,000,000	7.000%, 04/15/20	2,996,250
750,000	6.250%, 11/15/22	741,563
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	436,275
1,557,000	Trinseo Materials Operating, SCA 8.750%, 02/01/19	1,580,355
1,635,000	United States Steel Corp. 6.875%, 04/01/21	1,630,912

		15,109,219

	Telecommunication Services (2.2%)
666,000	CenturyLink, Inc.µ 6.750%, 12/01/23	748,631
1,563,000	Frontier Communications Corp.µ 7.625%, 04/15/24	1,655,803
3,260,000	Intelsat, SA 7.750%, 06/01/21	3,243,700
220,000	8.125%, 06/01/23	223,163
	Sprint Corp.
3,635,000	7.875%, 09/15/23	3,700,884
420,000	7.125%, 06/15/24	408,712
305,000	7.250%, 09/15/21µ	305,762
1,530,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	1,590,244

		11,876,899

	Utilities (0.4%)
1,050,000	AES Corp.µ 7.375%, 07/01/21	1,171,406
1,215,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,274,231

		2,445,637

	TOTAL CORPORATE BONDS (Cost $168,881,873)	165,732,311

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.6%)
		Consumer Discretionary (5.8%)
2,000,000		HomeAway, Inc.*^ 0.125%, 04/01/19	$1,821,140
		Jarden Corp.µ
2,415,000		1.125%, 03/15/34*^	2,765,875
1,900,000		1.500%, 06/15/19	2,531,854
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	5,196,580
1,550,000		Liberty Media Corp. 1.375%, 10/15/23	1,508,607
5,200,000		MGM Resorts Internationalµ 4.250%, 04/15/15	5,724,316
1,350,000		Priceline Group, Inc. 1.000%, 03/15/18	1,685,840
670,000		Standard Pacific Corp.µ 1.250%, 08/01/32	738,300
1,200,000	EUR	Steinhoff Finance Holding, GmbHµ 4.500%, 03/31/18	1,956,868
3,700,000		Tesla Motors, Inc.µ 1.250%, 03/01/21	3,193,322
2,300,000	GBP	TUI Travel, PLC 4.900%, 04/27/17	4,701,680

			31,824,382

		Consumer Staples (0.9%)
44,000,000	HKD	Biostime International Holdings, Ltd.µ 0.000%, 02/20/19	5,084,387

		Energy (0.5%)
2,000,000		Chesapeake Energy Corp.~ 2.750%, 11/15/35	1,998,140
1,000,000		Newpark Resources, Inc.µ^ 4.000%, 10/01/17	1,073,055

			3,071,195

		Financials (5.4%)
		Ares Capital Corp.µ
2,300,000		4.750%, 01/15/18	2,390,758
1,278,000		5.750%, 02/01/16	1,317,075
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,218,800
6,500,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	8,444,965
1,600,000		HKEx International, Ltd. 0.500%, 10/23/17	1,940,347
1,100,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	1,048,074
3,700,000	EUR	Industrivarden, ABµ 1.875%, 02/27/17	4,560,843

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,375,000		MGIC Investment Corp.µ 2.000%, 04/01/20	$1,884,300
930,000		PRA Group, Inc.µ 3.000%, 08/01/20	957,691
1,500,000		Prologis, Inc.µ 3.250%, 03/15/15	1,734,000
1,000,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	1,089,445

			29,586,298

		Health Care (4.6%)
3,800,000		Anthem, Inc.µ 2.750%, 10/15/42	6,952,081
1,757,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	2,263,912
1,805,000		Cepheid*^ 1.250%, 02/01/21	1,977,802
1,800,000		Cubist Pharmaceuticals, Inc. 1.875%, 09/01/20	2,479,500
950,000		Emergent Biosolutions, Inc.µ^ 2.875%, 01/15/21	1,093,094
190,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	873,903
		Illumina, Inc.*^
2,100,000		0.000%, 06/15/19	2,377,400
2,000,000		0.500%, 06/15/21	2,361,230
455,000		Incyte Corp. 1.250%, 11/15/20	752,779
1,000,000		Insulet Corp.µ 2.000%, 06/15/19	980,780
1,000,000		Jazz Investments I, Ltd.*^ 1.875%, 08/15/21	1,160,700
1,080,000		Medidata Solutions, Inc. 1.000%, 08/01/18	1,158,122
		Molina Healthcare, Inc.µ
650,000		1.625%, 08/15/44	709,179
241,000		1.625%, 08/15/44*	264,196

			25,404,678

		Industrials (1.5%)
593,000		Air Lease Corp.µ 3.875%, 12/01/18	808,917
1,800,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	2,860,514
1,250,000		Huron Consulting Group, Inc.*µ 1.250%, 10/01/19	1,410,606
230,000,000	JPY	Nidec Corp.µ 0.000%, 09/18/15	2,945,947

			8,025,984

PRINCIPAL AMOUNT			VALUE

		Information Technology (10.2%)
180,000,000	JPY	Alps Electric Company, Ltd. 0.000%, 03/25/19	$2,153,821
2,000,000		AOL, Inc.*µ^ 0.750%, 09/01/19	2,083,130
3,000,000		Ciena Corp.*µ^ 3.750%, 10/15/18	3,570,555
1,000,000		Citrix Systems, Inc.*µ^ 0.500%, 04/15/19	1,036,580
4,900,000		Epistar Corp.µ 0.000%, 08/07/18	5,272,855
1,185,000		Euronet Worldwide, Inc.* 1.500%, 10/01/44	1,132,528
825,000		Finisar Corp. 0.500%, 12/15/33	788,927
1,900,000		InvenSense, Inc. 1.750%, 11/01/18	1,775,085
1,500,000		Mentor Graphics Corp.µ^ 4.000%, 04/01/31	1,838,978
675,000		Novellus Systems, Inc.µ^ 2.625%, 05/15/41	1,489,053
1,800,000		NVIDIA Corp.µ 1.000%, 12/01/18	2,024,559
3,800,000		NXP Semiconductors, NV*µ^ 1.000%, 12/01/19	4,073,619
2,450,000		ON Semiconductor Corp.µ^ 2.625%, 12/15/26	2,913,491
1,520,000		Palo Alto Networks, Inc.* 0.000%, 07/01/19	1,984,026
300,000		Photronics, Inc. 3.250%, 04/01/16	315,057
3,800,000		Salesforce.com, Inc.µ^ 0.250%, 04/01/18	4,252,922
3,200,000		SanDisk Corp.µ^ 0.500%, 10/15/20	3,413,136
3,600,000		ServiceNow, Inc.µ^ 0.000%, 11/01/18	4,286,268
		SunEdison, Inc.*µ
2,618,000		0.250%, 01/15/20	2,445,853
469,000		2.000%, 10/01/18	667,640
975,000		Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	1,048,296
800,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	1,179,340
		Twitter, Inc.*
950,000		1.000%, 09/15/21	852,345
950,000		0.250%, 09/15/19µ	859,156
410,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	4,737,333

			56,194,553

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (0.7%)
3,450,000	Cemex, SAB de CVµ^ 3.250%, 03/15/16	$3,741,456

	TOTAL CONVERTIBLE BONDS (Cost $160,320,749)	162,932,933

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
300,000	United States Treasury Note~ 0.250%, 12/15/15 (Cost $299,896)	300,223

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.2%)
	Consumer Staples (0.7%)
16,750	Bunge, Ltd.
	4.875%	1,846,688
10,000	Post Holdings, Inc.
	5.250%	970,450
22,300	Tyson Foods, Inc.
	4.750%	1,078,651

		3,895,789

	Energy (0.9%)
5,006	Chesapeake Energy Corp.*µ 5.750%	5,090,476

	Financials (1.9%)
65,000	Affiliated Managers Group, Inc.µ 5.150%	3,985,312
19,600	American Tower Corp. 5.250%	2,151,100
29,000	Crown Castle International Corp. 4.500%	3,155,780
23,333	Weyerhaeuser Company 6.375%	1,346,781

		10,638,973

	Industrials (1.0%)
14,800	Genesee & Wyoming, Inc. 5.000%	1,600,324
10,000	Stanley Black & Decker, Inc.^ 6.250%	1,150,700
45,500	United Technologies Corp.µ 7.500%	2,727,270

		5,478,294

	Telecommunication Services (0.4%)
43,000	Intelsat, SA 5.750%	1,883,830

NUMBER OF SHARES			VALUE

		Utilities (1.3%)
55,000		Dominion Resources, Inc. 6.375%	$2,844,600
40,000		Exelon Corp.^ 6.500%	2,094,400
35,000		NextEra Energy, Inc. 5.799%	2,037,000

			6,976,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,974,684)	33,963,362

COMMON STOCKS (69.4%)
		Consumer Discretionary (10.1%)
2,600		Amazon.com, Inc.µ#	921,778
38,500		Carnival Corp.µ^	1,692,460
28,000		Comcast Corp. - Class Aµ	1,488,060
27,500	CHF	Compagnie Financière Richemont, SA	2,284,648
100,000		Ford Motor Company^	1,471,000
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,221,713
14,800		Home Depot, Inc.µ^	1,545,416
10,800	KRW	Hyundai Motor Company	1,659,788
13,500		Las Vegas Sands Corp.µ	733,995
10,800		McDonald’s Corp.µ	998,352
65,000		Melco Crown Entertainment, Ltd.^	1,560,000
650,000	HKD	MGM China Holdings, Ltd.	1,574,460
70,000	EUR	Moncler, S.p.A.^	1,039,805
50,000	ZAR	Naspers, Ltd. - Class N	7,213,095
14,600		Nike, Inc. - Class Bµ	1,346,850
83,000	JPY	Panasonic Corp.^	942,870
81,300	DKK	Pandora, A/S	5,811,940
9,000	EUR	Porsche Automobil Holding, SE	754,225
1,100		Priceline Group, Inc.µ#	1,110,428
740,100	HKD	Samsonite International, SA	2,246,112
14,500		Starbucks Corp.µ^	1,269,185
15,000		TJX Companies, Inc.µ	989,100
33,700	JPY	Toyota Motor Corp.	2,172,672
23,300		Twenty-First Century Fox, Inc.^~	772,628
46,800		Walt Disney Companyµ^	4,256,928
9,000		Whirlpool Corp.µ	1,791,720
16,000	GBP	Whitbread, PLC	1,200,974
260,000	GBP	WPP, PLC	5,717,552

			55,787,754

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Consumer Staples (6.2%)
335,000	BRL	AMBEV, SA	$2,201,081
23,000	EUR	Anheuser-Busch InBev, NV	2,805,221
42,500	GBP	British American Tobacco, PLC	2,397,683
39,000		Coca-Cola Companyµ^	1,605,630
25,000		Costco Wholesale Corp.µ	3,574,750
60,300	GBP	Diageo, PLC	1,784,918
25,400	CAD	Loblaw Companies, Ltd.	1,261,904
24,000		Mondelez International, Inc. - Class Aµ	845,760
57,350	CHF	Nestlé, SA	4,379,876
11,000	EUR	Pernod Ricard, SA	1,318,986
11,000		Philip Morris International, Inc.µ^	882,640
17,700		Procter & Gamble Company^	1,491,933
39,000	GBP	SABMiller, PLC	2,124,184
67,000	JPY	Seven & I Holdings Company, Ltd.	2,451,804
32,000		Wal-Mart Stores, Inc.µ^	2,719,360
31,000		Walgreens Boots Alliance, Inc.	2,286,250

			34,131,980

		Energy (5.5%)
875,000	GBP	BP, PLC	5,621,029
10,300		Cameron International Corp.µ#	461,234
19,500		Chevron Corp.µ^	1,999,335
40,000		ConocoPhillipsµ^	2,519,200
23,500		Devon Energy Corp.µ^	1,416,345
95,000	EUR	ENI, S.p.A.	1,598,715
180,000	CAD	Ensign Energy Services, Inc.	1,247,974
7,350		EOG Resources, Inc.µ^	654,370
40,500		Exxon Mobil Corp.µ^	3,540,510
24,000		Noble Corp., PLC^	389,280
8,000		Paragon Offshore, PLC^~	16,720
20,000		Phillips 66µ^	1,406,400
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	2,508,140
9,700		Schlumberger, Ltd.µ	799,183
73,000	CAD	Suncor Energy, Inc.µ	2,177,304
74,000	EUR	TOTAL, SA	3,798,464

			30,154,203

		Financials (11.6%)
410,000	HKD	AIA Group, Ltd.	2,380,025
20,500		Allstate Corp.µ	1,430,695
9,900		American Express Company	798,831
30,200		American International Group, Inc.µ	1,475,874
17,300		Arthur J. Gallagher & Company^	768,639
95,000	AUD	ASX, Ltd.	2,807,788
108,400	EUR	Azimut Holding, S.p.A	2,526,941

NUMBER OF SHARES			VALUE

105,000		Bank of America Corp.µ	$1,590,750
41,000		Bank of New York Mellon Corp.µ	1,476,000
23,200		Blackstone Group, LP	866,288
73,500		Citigroup, Inc.µ	3,450,825
170,000	JPY	Daiwa Securities Group, Inc.^	1,235,181
52,160	EUR	Deutsche Annington Immobilien, SE	1,811,602
29,000	EUR	Deutsche Böerse, AG	2,223,745
15,500		Discover Financial Services^	842,890
23,500		First Republic Bank^	1,196,620
11,600		Goldman Sachs Group, Inc.µ	1,999,956
19,000		Hartford Financial Services Group, Inc.µ^	739,100
256,750	GBP	HSBC Holdings, PLC	2,349,059
89,000	EUR	ING Groep, NV#	1,106,484
397,000	EUR	Intesa Sanpaolo S.p.A	1,160,932
77,500		JPMorgan Chase & Companyµ^	4,214,450
80,000	CHF	Julius Baer Group, Ltd.#	3,254,730
99,000		Manulife Financial Corp.µ^	1,591,920
86,477		MetLife, Inc.	4,021,181
103,750		Och-Ziff Capital Management
		Group, LLC - Class Aµ	1,150,588
98,000	CAD	Power Financial Corp.	2,644,542
8,500		Prudential Financial, Inc.µ^	644,980
17,400		State Street Corp.^	1,244,274
54,500	SEK	Svenska Handelsbanken, AB - Class A	2,580,793
9,650		T. Rowe Price Group, Inc.µ^	759,648
88,000		Wells Fargo & Companyµ^	4,568,960
8,300	CHF	Zurich Insurance Group, AGµ#	2,752,100

			63,666,391

		Health Care (7.1%)
17,000		Abbott Laboratoriesµ	760,920
17,000		AbbVie, Inc.µ	1,025,950
13,000		Amgen, Inc.µ	1,979,380
18,000		Anthem, Inc.~	2,429,280
23,400		Celgene Corp.µ#	2,788,344
34,250		Eli Lilly and Companyµ^	2,466,000
11,200		Gilead Sciences, Inc.~#	1,174,096
26,700		Johnson & Johnsonµ^	2,673,738
42,000		Medtronic, PLCµ^	2,998,800
16,750		Merck & Company, Inc.µ^	1,009,690
55,000	DKK	Novo Nordisk, A/S - Class B	2,451,389
95,800		Pfizer, Inc.µ^	2,993,750
25,000	CHF	Roche Holding, AGµ	6,737,936
36,000	EUR	Sanofi	3,317,036

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

10,000		Stryker Corp.^~	$910,500
27,000	EUR	UCB, SA	2,098,946
12,700		Zimmer Holdings, Inc.~	1,423,670

			39,239,425

		Industrials (8.5%)
190,000	CHF	ABB, Ltd.µ#	3,652,982
36,500	EUR	Airbus Group, NV	1,944,723
54,000	EUR	ALSTOM#	1,759,517
610,000	GBP	BAE Systems, PLC	4,643,698
9,550		Boeing Company^	1,388,284
7,900		Cummins, Inc.µ	1,101,734
24,400		Eaton Corp., PLC	1,539,396
27,900	JPY	FANUC Corp.	4,685,507
11,000		Fortune Brands Home & Security, Inc.^	492,690
242,500		General Electric Companyµ^	5,793,325
41,000		Honeywell International, Inc.µ^	4,008,160
113,000	HKD	Hutchison Whampoa, Ltd.	1,495,462
26,593	EUR	KION Group, AG	1,030,109
75,000	JPY	Komatsu, Ltd.^	1,470,708
160,100	EUR	Koninklijke Philips, NVµ	4,414,737
5,400		Northrop Grumman Corp.	847,530
39,177	EUR	Safran, SA	2,609,183
19,000		Union Pacific Corp.µ	2,226,990
8,000		United Parcel Service, Inc. - Class B^	790,720
8,300		United Technologies Corp.µ	952,674

			46,848,129

		Information Technology (14.6%)
55,050		Accenture, PLC - Class Aµ^	4,625,852
119,500		Apple, Inc.µ	14,000,620
170,000	GBP	ARM Holdings, PLC	2,649,523
16,000		Baidu, Inc.#	3,486,720
60,000	JPY	Canon, Inc.µ	1,898,127
29,500	EUR	Cap Gemini, SA	2,141,114
29,600		eBay, Inc.µ^#	1,568,800
18,000		Facebook, Inc. - Class Aµ#	1,366,380
6,250		Google, Inc. - Class Aµ^#	3,359,688
6,250		Google, Inc. - Class Cµ^~#	3,340,750
435,000	SEK	LM Ericsson Telephone Company - Class B	5,274,051
85,000	CHF	Logitech International, SAµ	1,249,859
20,000		MasterCard, Inc. - Class Aµ^	1,640,600
242,000	TWD	MediaTek, Inc.	3,679,669
45,000		Micron Technology, Inc.^#	1,316,925
75,000		Microsoft Corp.µ^	3,030,000
6,428		Motorola Solutions, Inc.µ^	401,171
20,400	JPY	Nintendo Company, Ltd.µ	1,967,776
580,000	EUR	Nokia Corp.	4,460,515
15,300		NXP Semiconductors, NV~#	1,213,902
19,900		Oracle Corp.µ^	833,611

NUMBER OF SHARES			VALUE

12,500		QUALCOMM, Inc.µ	$780,750
16,000		Salesforce.com, Inc.^~#	903,200
1,660	KRW	Samsung Electronics Co., Ltd.	2,060,722
34,000	EUR	SAP SE	2,219,104
902,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,966,662
291,200	HKD	Tencent Holdings, Ltd.	4,911,541
15,000		Texas Instruments, Inc.^	801,750
250,000	JPY	Yahoo! Japan Corp.^	840,779

			79,990,161

		Materials (2.4%)
64,000	GBP	Anglo American, PLC	1,069,032
154,000	CAD	Barrick Gold Corp.	1,969,387
13,500		Cliffs Natural Resources, Inc.^	86,670
41,000		Dow Chemical Companyµ^	1,851,560
135,000	CAD	Goldcorp, Inc.µ	3,260,526
160,000	AUD	Newcrest Mining, Ltd.µ#	1,689,033
51,000	GBP	Rio Tinto, PLCµ	2,241,093
280,000	CAD	Yamana Gold, Inc.µ	1,159,046

			13,326,347

		Telecommunication Services (3.0%)
187,000		América Móvil, SAB de CV - Series Lµ^	3,999,930
50,000		AT&T, Inc.µ	1,646,000
96,000	EUR	Orange, SA	1,688,936
36,000	JPY	SoftBank Corp.	2,118,661
56,729		Verizon Communications, Inc.	2,614,072
1,176,545	GBP	Vodafone Group, PLC	4,137,300

			16,204,899

		Utilities (0.4%)
10,500		Exelon Corp.µ	378,420
45,801	EUR	GDF Suez	1,015,793
29,000	EUR	RWE, AG	804,443

			2,198,656

		TOTAL COMMON STOCKS (Cost $450,401,111)	381,547,945

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.0%) #
		Information Technology (0.0%)
280		Twitter, Inc. Call, 06/19/15, Strike $40.00 (Cost $173,074)	106,400

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (6.1%)
33,701,087		Fidelity Prime Money Market Fund - Institutional Class (Cost $33,701,087)	33,701,087

TOTAL INVESTMENTS (141.5%) (Cost $846,752,474)			778,284,261

LIABILITIES, LESS OTHER ASSETS (-41.5%)			(228,232,605)

NET ASSETS (100.0%)			$550,051,656

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-1.0%) #
	Consumer Discretionary (-0.3%)
(71,000)	MGM Resorts International	$(1,383,080)

	Consumer Staples (-0.1%)
(14,700)	Post Holdings, Inc.	(694,575)

	Energy (-0.1%)
(47,377)	Newpark Resources, Inc.	(409,337)

	Information Technology (-0.5%)
(93,700)	Ciena Corp.	(1,735,324)
(47,500)	Mentor Graphics Corp.	(1,092,975)
(11,520)	Photronics, Inc.	(96,768)

		(2,925,067)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,222,031)	(5,412,059)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%) #
	Information Technology (0.0%)
280	Twitter, Inc. Call, 06/19/15, Strike $50.00 (Premium $73,881)	(34,720)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A
transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.

µ

Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $411,849,611. $104,712,104 of the collateral has been re-registered by one of the counterparties, BNP

(see Note 4 - Borrowings).

^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
~	Security, or portion of security, is segregated as collateral for written options, swaps, or securities sold short. The aggregate value of such securities is $6,228,963.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAP

					UNREALIZED
	FIXED RATE	FLOATING RATE	TERMINATION	NOTIONAL	APPRECIATION/
COUNTERPARTY	(FUND PAYS)	(FUND RECEIVES)	DATE	AMOUNT	(DEPRECIATION)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	$34,000,000	$(345,379)

					$(345,379)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JANUARY 31, 2015

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$534,255,440	69.1%
European Monetary Unit	64,611,952	8.4%
British Pound Sterling	46,006,379	6.0%
Japanese Yen	29,621,186	3.8%
Swiss Franc	24,312,131	3.1%
Hong Kong Dollar	17,691,987	2.3%
Canadian Dollar	13,720,683	1.8%
Danish Krone	8,263,329	1.1%
Swedish Krona	7,854,844	1.0%
New Taiwan Dollar	7,646,331	1.0%
South African Rand	7,213,095	0.9%
Australian Dollar	5,718,534	0.7%
South Korean Won	3,720,510	0.5%
Brazilian Real	2,201,081	0.3%

Total Investments Net of Common Stocks Sold Short	$772,837,482	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

Cost basis of investments	$853,047,468

Gross unrealized appreciation	68,645,873
Gross unrealized depreciation	(143,409,080)

Net unrealized appreciation (depreciation)	$(74,763,207)

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $132.5 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $132.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and ..55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is ..20%). For the period ended January 31, 2015, the average borrowings under the Agreements were $230.0 million. For the period ended January 31, 2015, the average interest rate was 0.78%. As of January 31, 2015, the amount of total outstanding borrowings was $230.0 million ($115.0 million under the BNP Agreement and $115.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2015 was 0.83%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2015, the Fund used approximately $40.1 million of its cash collateral to offset the SSB Agreement, representing 5.1% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

Note 5 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 6 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2  —  Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3  —  Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$165,732,311	$—	$165,732,311
Convertible Bonds	—	162,932,933	—	162,932,933
U.S. Government and Agency Security	—	300,223	—	300,223
Convertible Preferred Stocks	22,070,436	11,892,926	—	33,963,362
Common Stocks U.S.	180,412,261	—	—	180,412,261
Common Stocks Foreign	17,610,796	183,524,888	—	201,135,684
Purchased Option	106,400	—	—	106,400
Short Term Investment	33,701,087	—	—	33,701,087

Total	$253,900,980	$524,383,281	$—	$778,284,261

Liabilities:
Common Stocks Sold Short	$5,412,059	$—	$—	$5,412,059
Written Option	34,720	—	—	34,720
Interest Rate Swap	—	345,379	—	345,379

Total	$5,446,779	$345,379	$—	$5,792,158

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks Foreign	$—	$1,200,974	$1,200,974	$—

Total	$—	$1,200,974	$1,200,974	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2015